Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party TransactionsThe Company receives accounting and professional services from Tapestry Networks, Inc., or Tapestry, a company affiliated with the Company’s Chief Executive Officer and a director from time to time as needed. The Company recorded accounting and professional fees totaling less than $0.1 million for the six months ended June 30, 2021 and $0.1 million for the six months ended June 30, 2020. The Company recorded accounting and professional fees totaling less than $0.1 million for the three months ended June 30, 2021 and 2020. As of June 30, 2021 and 2020, the Company had less than $0.1 million outstanding to Tapestry.